Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18:- SUBSEQUENT EVENTS

a.	On March 6, 2026, the Company entered into a Securities Purchase Agreement (the “March Purchase Agreement”) with an institutional investor (the “March Purchaser”), pursuant to which the Company issued and sold, in a registered direct offering, on March 9, 2026, to the March Purchaser (the “March Offering”): (i) 882,825 Ordinary Shares, at an offering price of $1.24 per share; and (ii) pre-funded warrants to purchase up to 722,311 Ordinary Shares (the “March Pre-Funded Warrants”) at an offering price of $1.2399 per March Pre-Funded Warrant. The March Pre-Funded Warrants are exercisable immediately and may be exercised at any time until the Pre-Funded Warrants are exercised in full (subject to the beneficial ownership limitation described above). The gross proceeds from the March Offering were $2 million before deducting offering expenses payable by the Company. As of the date of these consolidated financial statements, the pre-funded warrants have been exercised in full into 722,311 Ordinary Shares.

b.	On March 29, 2026, the Credit Facility for our $2,000,000 line of credit was renewed, for an additional one-year term on substantially similar terms, please refer to Note 12a.

c.	On March 30, 2026, the Company entered into a Sales Agreement (the “Sales Agreement”) with A.G.P./Alliance Global Partners (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time, through the Sales Agent, up to $3,007,329 of Ordinary Shares. The Ordinary Shares will be offered and sold pursuant to the Company’s Registration Statement on Form F-3 (the “Registration Statement”), and the related base prospectus included in the Registration Statement, as supplemented by the prospectus supplement to the Registration Statement dated March 30, 2026. The Company expects that any proceeds from the sale or Ordinary Shares under the Sales Agreement will be used for working capital and general corporate purposes. The Company will pay the Sales Agent a commission equal to 3.0% of the aggregate gross proceeds from each sale of Ordinary Shares and has agreed to provide the Sales Agent with customary indemnification and contribution rights. As of the date of this report, the Company has not sold any Ordinary Shares under the Sales Agreement.